Recast of Prior Period Amounts	12 Months Ended
Dec. 31, 2019
Recast Of Prior Period Amounts
4. Recast of Prior Period Amounts

During 2019, the Company changed its presentation of loan protection revenue and associated costs. Historically, the Company presented costs associated with loan protection as part of transaction costs. Under the new presentation, the Company is presenting revenue net of expenses. This results in a decrease in revenue and a corresponding decrease in transaction costs by $4,628 in 2019, $4,727 in 2018, and $3,133 in 2017. The changes to the presentation of loan protection revenue and associated costs did not have an impact on the Company’s gross profit.

As well, to conform to current year presentation, certain amounts historically presented as transaction costs but are not incremental to earning revenue have been reclassified to operating expenses.

There is no impact on net loss and comprehensive loss and the consolidated statement of financial position, consolidated statement of changes in equity and the consolidated statement of cash flows remain unchanged as a result of this recast.

The impact of the changes to the presentation of revenue is as follows:

	2018 (Previously reported)	Loan protection recast	Other recast	2018 (Revised)

Total revenue	61,277	(4,727)	-	56,550
Cost of revenue	(22,426)	4,727	765	(16,934)
Gross profit	38,851	-	765	39,616

Operating expenses
Technology and development	14,747	-	281	15,028
Marketing	8,772	-	-	8,772
Customer service and operations	8,383	-	-	8,383
General and administration	11,177	-	484	11,661
Total operating Expenses	43,079	-	765	43,844

Loss from operations	(4,228)	-	-	(4,228)

	2017 (Previously reported)	Loan protection recast	Other recast	2017 (Revised)

Total revenue	48,681	(3,133)	-	45,548
Cost of revenue	(15,872)	3,133	795	(11,944)
Gross profit	32,809	-	795	33,604

Operating expenses
Technology and development	11,373	-	287	11,660
Marketing	6,854	-	-	6,854
Customer service and operations	7,663	-	-	7,663
General and administration	9,826	-	508	10,334
Total operating Expenses	35,716	-	795	36,511

Loss from operations	(2,907)	-	-	(2,907)